SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE Companies

a.Contractual Agreements with VIEs

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Beijing Shijitong, and the VIEs, Shenzhen Fenqile (before the 2016 Reorganization), Beijing Lejiaxin, Shenzhen Xinjie and Qianhai Dingsheng. Through the Contractual Agreements, the VIEs are effectively controlled by the Company.

Exclusive Option Agreements.  Pursuant to the Exclusive Option Agreements, the Nominee Shareholders of the VIEs have irrevocably granted Beijing Shijitong or any third party designated by Beijing Shijitong an exclusive option to purchase all or part of their respective equity interests in the VIEs. The purchase price shall be the lowest price permitted by law. Without Beijing Shijitong’s prior written consent, the VIEs shall not, among other things, amend their articles of association, increase or decrease the registered capital, sell, dispose of or set any encumbrance on their assets, business or revenue, enter into any material contract outside the ordinary course of business, merge with any other persons or make any investments, distribute dividends, or enter into any transactions which have material adverse effects on their business. The Nominee Shareholders of the VIEs also jointly and severally undertake that they will not transfer, gift or otherwise dispose of their respective equity interests in the VIEs to any third party or create or allow any encumbrance on their equity interests within the term of these agreements. These agreements will remain effective until Beijing Shijitong and/or any third party designated by Beijing Shijitong has acquired all equity interests of the VIEs from their respective Nominee Shareholders.

Power of Attorney.  Pursuant to the Power of Attorney, each Nominee Shareholder of the VIEs irrevocably authorizes Beijing Shijitong or any person(s) designated by Beijing Shijitong to act as its attorney-in-fact to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interests in the VIEs, including but not limited to, the right to attend shareholder meetings on behalf of such shareholder, the right to appoint legal representatives, directors, supervisors and chief executive officers and other senior management, and the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The power of attorney is irrevocable and remains in force continuously upon execution.

Exclusive Business Cooperation Agreements.  Pursuant to these Exclusive Business Cooperation Agreements, Beijing Shijitong or its designated party has the exclusive right to provide the VIEs with comprehensive business support, technical support and consulting services. Without Beijing Shijitong’s prior written consent, the VIEs shall not accept any services covered by these agreements from any third party. The VIEs agree to pay service fees in an amount determined by Beijing Shijitong based on respective profits calculated as operating revenue minus operating cost of the VIEs for the relevant period on a yearly basis or other service fees for specific services as required and as otherwise agreed by both parties. Beijing Shijitong owns the intellectual property rights arising out of the services performed under these agreements. Unless Beijing Shijitong terminates these agreements or pursuant to other provisions of these agreements, these agreements will remain effective indefinitely. These agreements can be terminated by Beijing Shijitong through a 30-day advance written notice, the VIEs have no right to unilaterally terminate these agreements. Beijing Shijitong is entitled to substantially all of the economic benefits of the VIEs.

Loan Agreements.  Pursuant to the loan agreement between Beijing Shijitong and the Nominee Shareholders of Qianhai Dingsheng, and the loan agreement between Beijing Shijitong and the Nominee Shareholders of Shenzhen Xinjie, Beijing Shijitong made the loans solely for the purpose of providing funds necessary for capital injection into the VIEs to operate their respective businesses. Pursuant to these loan agreements, the Nominee Shareholders can only repay the loans by the transfer of all their equity interests in Qianhai Dingsheng or Shenzhen Xinjie, where applicable, to Beijing Shijitong or its designated person(s) pursuant to their respective Exclusive Option Agreements. The Nominee Shareholders of the VIEs must pay all of the proceeds from transfer of such equity interests to Beijing Shijitong. In the event that the Nominee Shareholders transfer their equity interests to Beijing Shijitong or its designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to Beijing Shijitong as the loan interest. The loans must be repaid immediately when permitted by PRC laws at Beijing Shijitong’s request. Term of both loans is ten years and will be extended automatically for another ten years on each expiration.

Equity Pledge Agreements.  Pursuant to these Equity Pledge Agreements, each Nominee Shareholder of the VIEs has pledged all of his, her or its respective equity interests in the VIEs to Beijing Shijitong to guarantee the performance by such Nominee Shareholder and the VIEs of their respective obligations under the Exclusive Option Agreements, the Power of Attorney, the Loan Agreements (applicable to the contractual arrangements with Qianhai Dingsheng or Shenzhen Xinjie), and the Exclusive Business Cooperation Agreements, and any amendment, supplement or restatement to such agreements. If the VIEs or any of their Nominee Shareholders breach any obligations under these agreements, Beijing Shijitong, as pledgee, will be entitled to dispose of the pledged equity and have priority to be compensated by the proceeds from the disposal of the pledged equity. Each of the Nominee Shareholders of the VIEs agrees that before his, her or its obligations under the Contractual Agreements are discharged, he, she or it will not dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests, which may result in the change of the pledged equity that may have adverse effects on the pledgee’s rights under these agreements without the prior written consent of Beijing Shijitong. These Equity Pledge Agreements will remain effective until the VIEs and their Nominee Shareholders discharge all their respective obligations under the Contractual Agreements.

In April 2015, the Contractual Agreements were restated to reflect the replacement of Tibet Xianfeng Huaxing with its affiliated entity, Tibet Xianfeng Changqing Start-up Investment and Management Co., Ltd. (formerly known as Tibet Xianfeng Management Consultation Co., Ltd.), as a Nominee Shareholder of Shenzhen Fenqile. In March 2016, the Contractual Agreements were restated to reflect the 2016 Reorganization. These changes had no impact on the Group’s effective control over Shenzhen Fenqile, and therefore had no impact on the consolidated financial statements.

In March 2017, the Contractual Agreements were restated to reflect the replacement of the Founding Shareholder with two employees Nominee Shareholders of Qianhai Dingsheng. In April and May 2017, the Contractual Agreements were restated to reflect the Loan Agreements entered into between Beijing Shijitong and the Nominee Shareholders of Qianhai Dingsheng, and Beijing Shijitong and the Nominee Shareholders of Shenzhen Xinjie, respectively. These changes had no impact on the Group’s effective control over Qianhai Dingsheng and Shenzhen Xinjie, and therefore had no impact on the consolidated financial statements.

b.Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated:

	As of December 31,
	2016	2017
	(RMB in thousands)
Total assets	8,565,968	14,453,386
Total liabilities	8,845,409	14,730,440

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Total operating revenue	2,524,942	4,338,686	5,582,189
Net loss	(297,545)	(89,726)	(7,905)

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Net cash (used in)/provided by operating activities	(1,266,996)	360,790	1,652,267
Net cash used in investing activities	(1,639,542)	(4,498,168)	(5,407,706)
Net cash provided by financing activities	2,938,424	4,450,392	3,851,583

Net increase in cash and cash equivalents	31,886	313,014	96,144
Cash and cash equivalents at beginning of the year	10,930	42,816	355,830
Cash and cash equivalents at end of the year	42,816	355,830	451,974

Under the Contractual Agreements with the VIEs, the Company has the power to direct activities of the VIEs and VIEs’ subsidiaries and can have assets transferred out of the VIEs and VIEs’ subsidiaries. Therefore, the Company considers itself the ultimate primary beneficiary of the VIEs and there is no asset of the VIEs that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries, except for registered capital and PRC statutory reserves of the VIEs and their subsidiaries amounting to RMB671.8 million and RMB1,314.3 million as of December 31, 2016 and 2017, respectively. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses mainly through its VIEs and VIEs’ subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIEs and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements.

In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include VIEs within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Group’s contractual arrangements with its VIEs, and as a result, the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIE, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

The Company’s ability to control the VIEs also depends on the power of attorney Beijing Shijitong has to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Use of estimates

Use of estimates

The preparation of the Group’s consolidated financial statements is in conformity with the U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statement and reported revenues and expenses during the reported periods. Significant accounting estimates include, but are not limited to (i) revenue recognition associated with principal versus agent considerations; (ii) fair value of financial guarantee derivatives; (iii) determination of the fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares; (iv) valuation and recognition of share-based compensation expenses; (v) provision for income tax and valuation allowance for deferred tax assets; (vi) provision for credit losses; (vii) basis of consolidation; (viii) inventory valuation for excess and obsolete inventories. Actual results could materially differ from these estimates.

Functional currency and foreign currency translation

Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in Hong Kong (i.e. Installment HK) is United States dollars (“US$”) and the functional currencies of the PRC entities in the Group are RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiary incorporated in Hong Kong have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments, and are shown as a component of accumulated other comprehensive income in the Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity and a component of other comprehensive income in the Consolidated Statements of Comprehensive (Loss)/Income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in “Others, net” in the Consolidated Statements of Operations.

Foreign currency translation adjustments included in the Group’s Consolidated Statements of Comprehensive (Loss)/Income for the years ended December 31, 2015, 2016 and 2017 were gain of RMB15.4 million, gain of RMB1.9 million and loss of RMB31.9 million, respectively. Foreign currency exchange gain or loss recorded was immaterial for each of the periods presented.

Convenience translation

Convenience translation

Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive (Loss)/Income and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2017, or at any other rate.

Financing receivables

Financing receivables

The Group generates financing receivables from providing installment purchase loans, from its online direct sales, and personal installment loans to Customers. Financing receivables are measured at amortized cost and reported on the Consolidated Balance Sheets at outstanding principal adjusted for any charge-offs, the allowance for credit losses, and net deferred origination fees on originated financing receivables.

With respect to the Group’s financing receivables, the Group’s main funding sources include (1) proceeds from Individual Investors; (2) proceeds from Institutional Funding Partners; (3) the issuance of asset-backed securitized debts.

On-balance sheet: Loans funded by Individual Investors on Juzi Licai and certain Institutional Funding Partners

For the proceeds from loans facilitated through the Group’s own online investment platform Juzi Licai, which offers the Individual Investors various investment programs with different terms and estimated rates of return, or from certain Institutional Funding Partners, the Group’s role includes: (1) collecting the investment principal from the Individual Investors or Institutional Funding Partners and lending the funds to Customers, (2) collecting monthly repayment from the Customers and repaying the Individual Investors or Institutional Funding Partners according to the terms (i.e. interest rate and scheduled repayment dates) of the respective investment programs or agreements between the Individual Investors or Institutional Funding Partners and the Group (“Investment Programs or Agreements”). The Group noted that the terms of the underlying loan agreements between the Individual Investors or Institutional Funding Partners and the Customers (“Underlying Loan Agreements”) do not necessarily match the terms of the Investment Programs or Agreements. The mismatch is mainly due to the fact that some Individual Investors or Institutional Funding Partners may invest in the programs that have shorter investment periods than the terms of the Underlying Loan Agreements. Depending on the types of Investment Programs the Individual Investors choose or the Investment Agreements the Institutional Funding Partners entered into with the Group, the investing periods could be as short as one week and as long as thirty-six months. Pursuant to the Investment Programs or Agreements, the Individual Investors or Institutional Funding Partners agree on a rate of return with the Group which is normally lower than the coupon interest rate stipulated in the Underlying Loan Agreement, given the shorter periods of those Investment Programs or Agreements. The Group considers the terms of the Investment Programs or Agreements, which drive the return of the investments, and concludes the Group has liabilities to the Individual Investors or Institutional Funding Partners when the underlying loans are funded. Accordingly, the Group is considered as the primary obligor to the Individual Investors or Institutional Funding Partners in the lending relationship and therefore records the liabilities to Individual Investors or Institutional Funding Partners on its Consolidated Balance Sheets. Consequently, the Group considered that the financing receivables were not settled or extinguished when Customers enter into the Underlying Loan Agreements with the Individual Investors or Institutional Funding Partners. Therefore, the Group continues to account for the financing receivables over the terms of the installment purchase loans and personal installment loans.

Quality assurance program on Juzi Licai

In July 2017, the Group established a quality assurance program (“QAP”) with the purposes of providing make-up payments to Individual Investors on Juzi Licai when Customers fail to satisfy their principal or interest repayment obligations. The Group considers historical loan performance, the expected repayments (including prepayments) by Customers, market conditions, the product lines, profitability, cash position, the actual and expected payouts of the quality assurance funds, and determines to set aside a portion of each repayment equal to certain percentage of the outstanding principal balance of the loan and transfers such amount to custody bank accounts as quality assurance funds. The percentage is currently equal to 4.5% of the outstanding principal balance at the beginning of the relevant monthly period, divided by 12. The Group reserves the right to revise this percentage upwards or downwards from time to time. The QAP only applies to loans newly funded by Individual Investors on Juzi Licai on or after July 7, 2017.

Under the Investment Programs with Individual Investors on Juzi Licai relating to the QAP, the amount of make-up payments to Individual Investors with defaulted loans is up to the available balance under the QAP. If the QAP becomes insufficient to pay back all Individual Investors with defaulted loans, these Individual Investors will be repaid on a pro rata basis, and their outstanding unpaid loans will be deferred to the next time the QAP is replenished, at which time a distribution will again be made to all Individual Investors with those defaulted loans. The Group places a three-year limit on the period during which Individual Investors with defaulted loans have the right to collect the unpaid balances from the QAP. Once the Group makes a payment out of the QAP to an Individual Investor on Juzi Licai when a Customer defaults, the Group seeks to collect the amounts from that Customer through the collection process. The amount collected from the Customer, if any, is remitted to first replenish the portion of the QAP used to repay the Individual Investor, and if there is any additional amount remaining, then to reimburse the Group’s collection expenses.

Considering that the loans funded with the proceeds from Individual Investors on Juzi Licai are on-balance sheet loans, the Group is obligated to repay the Individual Investors for all amounts of principal and future interests regardless of whether the QAP has been implemented or not. The Group determines that there are no additional liabilities to be recognized in addition to the principal and interests due to Individual Investors recorded as “Funding Debts” and “Accrued interest payable” on its Consolidated Balance Sheets. The quality assurance funds set aside under the QAP through custody bank accounts are recorded as “Restricted cash” on its Consolidated Balance Sheets. The Group applies the same process and methodology to evaluate the creditworthiness and collectability of the loan portfolio covered by the QAP on a pooled basis, mainly based on delinquency levels and historical charge-offs.

Off-balance sheet: Loans funded by certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies

For the financing receivables funded by the proceeds from certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies, each underlying loan and Customer has to be approved by the commercial banks or consumer finance companies individually. Once the loan is approved by and originated by the commercial bank or consumer finance company, the fund is provided by the commercial bank or consumer finance company to the Customer and a lending relationship between the Customer and the commercial bank or consumer finance company is established through a loan agreement. The funds can only be used to settle the existing financing receivables the Group generated from installment purchase loans or personal installment loans previously provided to the Customers. Effectively, the Group offers loan facilitation and matching services to the Customers who have credit needs and the commercial banks or consumer finance companies who originate loans directly to Customers referred by the Group. The Group continues to provide account maintenance, collection, and payment processing services to the Customers over the term of the loan agreement. At the same time, the Group also provides a financial guarantee on the principal and the accrued interest repayment of the defaulted loans in case of Customers’ defaults, and full interest repayment in the event that Customers early repay their loans. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record financing receivables arising from these loans nor loans payable to the commercial banks or consumer finance companies and considered that the financing receivables arising from installment purchase loans or personal installment loans previously provided to the Customers were settled and extinguished when the funds are received. Separately, the Group accounts for the financial guarantee provided as discussed in Note 2.

On-balance sheet: Issuance of asset-backed securitized debts

The Group periodically securitizes its financing receivables arising from online direct sales through the transfer of those assets to a securitization vehicle. The securitization vehicle then issues debt securities to third-party investors and is considered a consolidated variable interest entity under ASC 810. Therefore, the financing receivables remain at the Group and are recorded as “Financing receivables, net” in the Consolidated Balance Sheets. The Group recognizes interest and financial services income over the terms of the financing receivables using the effective interest rate method. The proceeds from third-party investors are recorded as Funding Debts (described below).

Provision for credit losses

Provision for credit losses

The Group assesses the creditworthiness and collectability of its financing receivable portfolio mainly based on delinquency levels and historical charge-offs of the financing receivables using an established systematic process on a pooled basis within respective credit risk levels. The Group considers location, education background, income level, outstanding external borrowings, and external credit references when assigning Customers into different credit risk levels. Also, the financing receivable portfolio within each credit risk level consists of individually small amount of installment purchase loans and personal installment loans. In the consideration of above factors, the Group determines that the entire financing receivable portfolio within each credit risk level is homogenous with similar credit characteristics.

The Group’s provision for credit losses is calculated separately for financing receivables within each credit risk level, taking into considerations of those financing receivables with flexible repayment options. For each credit risk level, the Group estimates the expected credit losses rate based on delinquency status of the financing receivables within that level: current, 1 to 29, 30 to 59, 60 to 89, 90 to 119, 120 to 149, 150 to 179 calendar days past due. These loss rates in each delinquency status are based on average historical loss rates of financing receivables associated with each of the abovementioned delinquency categories. The expected loss rate of each risk level will be applied to the outstanding loan balances within that level to determine the allowance for credit loss for each reporting period. In addition, the Group considers other general economic conditions, if any, when determining the provision for credit losses.

Accrued interest receivable

Accrued interest receivable

Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as interest and financial services income as earned. Financing receivables are placed on non-accrual status upon reaching 90 days past due. When a financing receivable is placed on non-accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

Nonaccrual financing receivables and charged-off financing receivables

Nonaccrual financing receivables and charged-off financing receivables

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that it will be unable to collect unpaid principal amount on the receivable, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge-offs occur after the 180th day of delinquency. Interest and financial services income for nonaccrual financing receivables is recognized on a cash basis. Cash receipt of non-accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. The Group does not resume accrual of interest after a loan has been placed on nonaccrual status.

Funding Debts

Funding Debts

For the proceeds received from the Individual Investors, Institutional Funding Partners, or the asset-backed securitized debts to fund the Group’s on-balance sheet loans, the Group records them as Funding Debts on the Consolidated Balance Sheets.

Accrued interest payable	Accrued interest payable Accrued interest payable is calculated based on the contractual interest rates of Funding Debts.
Guarantee liabilities

Guarantee liabilities

For the off-balance sheet loans funded by certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies, the Group is obligated to compensate the commercial banks or consumer finance companies for the principal and interest repayment of the defaulted loans in case of Customers’ default, and full interest repayment according to the loan terms in the event that the Customers early repay their loans. Therefore, the Group effectively provides guarantees to the commercial banks or consumer finance companies that include credit risk and prepayment risk.

In order to determine the accounting treatment of the guarantees, the Group considered the criteria of scope exception under ASC 815-10-15-58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non-payment both at inception and throughout its term either through direct legal ownership or through a back-to-back arrangement.

As the guarantee provided by the Group does not solely reimburse these commercial banks or consumer finance companies for failure of the Customers to satisfy required payment obligations, but also the future interest in the event of early repayment by the Customers, the scope exception under ASC 815-10-15-58(a) is not met. Therefore, these contracts are accounted for as a derivative under ASC Topic 815, Derivatives and Hedging, and are recognized on the Consolidated Balance Sheets as either assets or liabilities and recorded at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and remeasured at fair value on an ongoing basis in accordance with ASC Topic 820, Fair Value Measurement. Therefore, the financial guarantee derivatives will be subsequently marked to market at the end of each reporting period with gains and losses recognized as change in fair value of financial guarantee derivatives. The estimated fair value of the financial guarantee derivatives is determined by the Group based on a discounted cash flow model, with reference to estimates of cumulative default rates, cumulative prepayment rates, margins on cost of comparable companies and discount rates, using industry standard valuation techniques with the assistance of an independent valuation firm.

Revenue recognition

Revenue recognition

The Group mainly provides online direct sales and services, and financial services to its Customers.

Consistent with the criteria set out by ASC Topic 605, Revenue Recognition, the Group recognizes revenues when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Online direct sales and services

Online direct sales

The Group engages in the online direct sales of electronic products, and to a lesser extent, home appliance products and general merchandise products with installment payment terms mainly through its retail website www.fenqile.com and its APP.

The Group considers whether it should report the gross amount of product sales and related cost or the net amount earned as commissions by assessing all indicators set forth in ASC subtopic 605-45. For arrangements where the Group is the primary obligor (i.e. primarily responsible for fulfilling the promise to provide the good or service), is subject to inventory risk, and has latitude in establishing prices and selecting suppliers, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis as services and others.

For online direct sales for which the Group is considered the principal, the Group recognizes revenue net of discounts and return allowances when the products are delivered and titles are passed to Customers. Return allowances, which reduce net revenues, are estimated based on historical experiences.

For these transactions, the Group originates instalment purchase loans and generates financing receivables due from the Customers who place orders. The online direct sales revenues and related financing receivables are accounted for as sales of products to the Customers with extended payment terms and recorded at present value of the contractual cash flows when the above revenue recognition criteria are met.

The instalment purchase loans originated through online direct sales may be subsequently funded by certain other Institutional Funding Partners and such subsequent loans may be categorized as off-balance sheet loans. The financing receivables previously generated from online direct sales are settled with the proceeds the Customers receive from the loans issued by the Institutional Funding Partners.

Revenue is recorded net of value-added tax and related surcharges.

Services and others

The Group also operates an online marketplace that enable third-party sellers to sell their products to Customers with installment payment terms. The Customers place their orders online through the website www.fenqile.com or its APP, whereby the Group pays to the third-party sellers on behalf of the Customers, which generate financing receivables due from the Customers. The Group charges the third-party sellers a fixed rate commission fee based on the sales amount for the services rendered. The Group recognizes the commission fees as revenues from the third-party sellers on a net basis at the point of successful delivery of products, as it is not the primary obligor and does not have general inventory risk or does not have latitude to establish prices. Financing receivables associated with third-party sellers’ sales are recorded at present value of the contractual cash flows when the above revenue recognition criteria are met.

Financial services

Interest and financial services income

The Group generates interest and financial services income earned on installment purchase loans, from its online direct sales on the website www.fenqile.com and its APP, and personal installment loans to its Customers, if these loans are determined to be on-balance sheet loans.

For the on-balance sheet loans funded by the Individual Investors on Juzi Licai or certain Institutional Funding Partners, and the on-balance sheet loans securitized and transferred to the securitization vehicle, the financing receivables continue to be recorded on the Group’s Consolidated Balance Sheets over the terms of the loans.

Interest and financial services income is recognized over the terms of financing receivables using the effective interest method. Origination fees collected on the first repayment date, normally one month after the origination of personal installment loans, are recorded as a component of financing receivables, on the Consolidated Balance Sheets. Deferred origination fees are recognized over the terms of personal installment loans. Direct origination costs include costs directly attributable to originating financing receivables, including vendor costs and personnel costs directly related to the time spent by those individuals performing activities related to the origination of financing receivables. Considering the credit risk characteristics of the Customers as well as the relatively small amount of each individual financing receivable, the Group determined that direct origination costs incurred for originating individual financing receivables are insignificant and expensed as incurred and recorded in “Processing and servicing cost” in the Consolidated Statements of Operations. Interest and financial services income is not recorded when reasonable doubt exists as to the full, timely collection of interest or principal.

Loan facilitation and servicing fees

For the off-balance sheet loans funded by certain other Institutional Funding Partners such as third-party commercial banks or consumer finance companies, the Group does not record financing receivables arising from these loans nor loans payable to the commercial banks or consumer finance companies. For these transactions, the Group earns loan facilitation and servicing fees from the Customers.

The Group provides intermediary services to both the Customers and the commercial banks or consumer finance companies. The intermediary services provided include (1) loan facilitation and matching services, (2) post-origination services (i.e. account maintenance, collection, and payment processing) to the Customers, and (3) a financial guarantee to the commercial banks or consumer finance companies. The Group determined that the financial guarantee is within the scope of ASC 815 Derivatives and Hedging and recorded it at fair value at inception, with the remaining consideration recognized as revenues under ASC 605-25.

Under the off-balance sheet loan arrangements, fees for loan facilitation and matching services and post-origination services are charged and collected through deduction from the monthly repayments from the Customers to the commercial banks or consumer finance companies, and no fees are collected upfront. While the loan facilitation and matching services are rendered upfront, the amount allocable to these services based on relative selling prices is limited to nil under ASC 605-25-30-5, because all fees are contingent on ongoing servicing as well as the Customer not prepaying. In considering that, the revenue is recognized each month when the fee is received over the terms of the loans as the monthly repayments occur in line with the resolution of the contingency.

Other revenue

Other revenue includes fees collected for prepayment and late payment for on-balance sheet loans, which is calculated as a certain percentage of interest over the prepaid principal loan amount in case of prepayment or a certain percentage of past due amounts in case of late payment.

Customer incentives

In order to incentivize the Customers to use the Platform, the Group provides two major types of incentive coupons: cash coupons that have a stated discount amount that reduces the selling price of a future purchase of product and repayment coupons that have a stated discount amount that reduce a future repayment on the installment loan related to a previously executed product sale or personal installment loan. Both cash coupons and repayment coupons are given to the Customers for free as part of the Group’s promotion events at the Group’s discretion. In accordance with ASC subtopic 605-50, cash coupons are accounted for as a reduction of revenue upon the future purchase by the Customers. The amount of cash coupons recognized as a reduction of revenue was RMB9.0 million, RMB125.0 million and RMB209.4 million for the year ended December 31, 2015, 2016 and 2017, respectively. Repayment coupons are recorded as a reduction of revenue based on historical usage pattern as they are earned by the Customers. Repayment coupons generally have an expiration of one to six months after issuance. Expired repayment coupons are recognized as revenue at the coupons’ expiration, which was not material for each of the periods presented.

The Group offers cash incentive in cash to existing Customers for each new Customer who successfully signs up on the Platform using the existing Customers’ referral codes and has been granted a credit line. Referral code incentives, amounting to RMB14.7 million, RMB37.2 million and RMB15.0 million, were recorded as sales and marketing expenses in the Consolidated Statements of Operations for the years ended December 31, 2015, 2016 and 2017, respectively.

Cash and Cash equivalents

Cash and Cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less. As of December 31, 2016 and 2017, the Group did not have any cash equivalents.

Restricted cash

Restricted cash

Restricted cash mainly represents: (i) cash received from Customers but not yet been repaid to investors or received from investors but not yet been remitted to Customers which is not available to fund the general liquidity needs of the Group; (ii) security deposits set aside for partnering commercial banks or certain Institutional Funding Partners in case of Customers’ defaults; and (iii) cash set aside under the quality assurance program through custody bank accounts.

Restricted time deposits

Restricted time deposits

Time deposits securing the Group’s short-term and long-term borrowings from financial institutions are treated as restricted time deposits on the Consolidated Balance Sheets. Short-term and long-term borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables.

Inventories, net

Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the first-in first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations. As of December 31, 2016 and 2017, all inventory balances were products available for sale.

The Group also provides fulfillment-related services in connection with the Group’s online marketplace. Third-party sellers maintain ownership of their inventories and therefore these products are not included in the Group’s inventories.

Long-term investments

Long-term investments

The Group accounts for long-term investments over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For long-term investments which the Group does not have significant influence or the underlying shares the Group invested in are not considered in-substance common stock and have no readily determinable fair value, the cost method accounting is applied.

The Group assesses its long-term investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software, net are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 - 10 years

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Fair value measurements

Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, amounts due from related parties, accounts payable, and amounts due to related parties approximates fair value because of their short-term nature. Financing receivables are measured at amortized cost. Funding Debts and accrued interest payable are carried at amortized cost. The carrying amount of the financing receivables, Funding Debts, accrued interest receivable, and accrued interest payable approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments. The Group considers unobservable inputs to be significant, if, by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, the Group accounts for financial guarantee provided to the commercial banks or consumer finance companies at fair value (Note 8).

The Group measures certain financial assets, including the investments under the cost method and equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

Cost of sales

Cost of sales

Cost of sales consists of purchase price of the products, shipping charges and handling costs, as well as write-downs of inventory. Shipping charges to receive products from suppliers are included in the inventories, and recognized as cost of sales upon sale of the products to the Customers. For each of the periods presented, write-downs of inventory were insignificant.

Funding cost

Funding cost

Funding cost consists of interest expense the Group pays to Individual Investors on Juzi Licai and Institutional Funding Partners, including partnering peer-to-peer lending platforms and other financial institutions, to fund its financing receivables, certain fees and amortization of deferred debt issuance costs incurred in connection with obtaining these debts, such as origination fees and legal fees.

Processing and servicing cost

Processing and servicing cost

Processing and servicing cost consists primarily of vendor costs related to credit assessment, customer and system support, payment processing services and collection services associated with originating, facilitating and servicing the loans.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising costs and payroll and related expenses for personnel engaged in marketing and business development activities. Advertising costs, which consist primarily costs of online advertising and offline outdoor promotion activities, are expensed as incurred and are included within sales and marketing expenses in the Consolidated Statements of Operations. For the years ended December 31, 2015, 2016 and 2017, advertising costs totaled RMB95.0 million, RMB104.9 million and RMB98.5 million, respectively.

Research and development expenses

Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs, and rental expenses. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources; costs associated with use of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Operating leases

Operating leases

The Group leases office space under operating lease agreements with initial lease term up to five years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease and charged to earnings. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

Share-based compensation

Share-based compensation

Share-based awards granted to the Group’s employees, directors and non-employees directors, such as stock options, are measured at the grant date based on the fair value of the awards in accordance with ASC 718 Compensation-Stock Compensation. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

Share-based awards granted to non-employees are accounted for in accordance with ASC 505-50 Equity-Based Payments to Non-Employee. All transactions in which services are received in exchange for share-based awards are accounted for based on the fair value of the consideration received or the fair value of the awards issued, whichever is more reliably measurable. Share-based compensation is measured at fair value at the earlier of the commitment date or the date the services are completed. The Group remeasures the awards using the then-current fair value at each reporting date until the measurement date, generally when the services are completed and awards are vested, and attributes the changes in those fair values over the service period by straight-line method.

Stock options granted generally vest over four years.

Given the exercise price of each stock option is US$0.0001, the Group uses the intrinsic value (approximately the fair value of each of the Company’s ordinary share) on the grant date to estimate the fair value of stock options.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records share-based compensation expense only for those awards that are expected to vest. See Note 20 for further discussion on share-based compensation.

Fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares

Fair value of Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares

Shares of the Company, which did not have quoted market prices before the IPO, were valued based on the income approach. The income approach involves applying the discounted cash flow analysis based on projected cash flows using the Group’s best estimate as of the valuation dates. Estimating future cash flows requires the Group to analyze projected revenue growth, gross margins, effective tax rates, capital expenditures and working capital requirements. In determining an appropriate discount rate, the Group considered the cost of equity and the rate of return expected by venture capitalists. The Group also applied a discount for lack of marketability given that the shares underlying the award were not publicly traded at the time of grant. Determination of estimated fair value of the Group requires complex and subjective judgments due to its limited financial and operating history, unique business risks and limited public information on companies in China similar to the Group.

Option-pricing method was used to allocate enterprise value to Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares. The method treats Pre-IPO Preferred Shares and Pre-IPO Class A Ordinary Shares as call options on the enterprise’s value, with exercise prices based on the liquidation preference of Pre-IPO Preferred Shares. The strike prices of the “options” based on the characteristics of the Group’s capital structure, including number of shares of each class of ordinary shares, seniority levels, liquidation preferences, and conversion values for Pre-IPO Preferred Shares. The option-pricing method also involves making estimates of the anticipated timing of a potential liquidity event, such as a sale of the Group or an IPO, and estimates of the volatility of the Group’s equity securities. The anticipated timing is based on the plans of board of directors and management of the Group. Estimating the volatility of the share price of a privately held company is complex because there is no readily available market for the shares. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies.

Taxation

Taxation

Income tax

Current income tax is provided for in accordance with the laws of the relevant tax jurisdictions.

Deferred income tax is provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more-likely-than-not to be realized. In making such a determination, the Group considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax positions

To assess uncertain tax positions, the Group applies a more-likely-than-not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group classifies interest and penalties related to income tax matters, if any, in income tax expense.

(Loss)/income per share

(Loss)/income per share

Basic (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretion to redemption value of Pre-IPO Preferred Shares, allocation of net income attributable to Pre-IPO Preferred Shares and deemed dividend to a preferred shareholder, by the weighted average number of ordinary shares outstanding during the period using the two-class method. The two-class method was used to calculate the basic net (loss)/income per ordinary share for periods prior to the completion of the IPO, since the Pre-IPO Preferred Shares were entitled to participation with Pre-IPO Class A Ordinary Shares in the Company’s undistributed net income and therefore were deemed to be participating securities. After the IPO, net (loss)/income per ordinary share are computed on Class A Ordinary Shares and Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income. Under the two-class method, net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss.

Diluted (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Pre-IPO Preferred Shares and convertible loans, for periods prior to the completion of the IPO, using the if-converted method, and ordinary shares issuable upon the exercise of outstanding stock options, using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted (loss)/income per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

Segment reporting

The Group engages primarily in online direct sales services and online consumer finance services for its Customers in the PRC. The Group does not distinguish between markets or segments for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. As most of the Group’s long-lived assets are all located in the PRC and all the Group’s revenues are derived from the PRC, no geographical segments are presented.

Statutory reserves

Statutory reserves

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the FIEs established in the PRC, the Group’s subsidiaries registered as wholly foreign-owned enterprises (“WFOEs”) have to make appropriations from its annual after-tax profits as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their annual after-tax profits as determined under PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the respective company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2015, 2016 and 2017, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB0.1 million, RMB1.9 million and RMB53.9 million respectively. No appropriation to other reserve funds was made for any of the periods presented.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

The PRC government imposes controls on the convertibility of RMB into foreign currencies. The Group’s cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to such government controls amounted to RMB558.6 million and RMB1,073.4 million as of December 31, 2016 and 2017, respectively. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other Chinese foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Concentration of credit risk

Credit risk is one of the most significant risks for the Group’s installment purchase loans and personal installment loans businesses. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted cash, restricted time deposits, accrued interest receivable, prepaid expenses and other current assets. The Group holds its cash and cash equivalents, restricted cash and restricted time deposits at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. As of December 31, 2017, approximately 67% of the Group’s cash and cash equivalents, restricted cash and restricted time deposits were held in the financial institutions in the PRC and the remaining cash and cash equivalents, restricted cash and restricted time deposits were held in one financial institution outside the PRC. Financing receivables are typically unsecured and are derived from revenues earned from Customers in the PRC. The risk with respect to financing receivables is mitigated by credit evaluations the Group performs on its Customers and the Group’s ongoing monitoring process of outstanding balances.

Concentration of Customers, suppliers, Individual Investors, and Institutional Funding Partners

There was no revenue from Customers which individually represented greater than 10% of the total operating revenue for any year of the three-years period ended December 31, 2017. There was no financing receivables due from Customers of the Group that individually accounted for greater than 10% of the Group’s carrying amount of financing receivables as of December 31, 2016 and 2017, respectively.

There was two, three, two suppliers accounted for more than 10% of the Group’s total purchases for the years ended December 31, 2015, 2016 and 2017. Only two suppliers accounted for more than 10% of the Group’s accounts payable as of December 31, 2016. There was no supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2017, as follows:

	As of December 31,
	2016	2017
Inventory supplier A	56%	*
Inventory supplier B	11%	*

*Less than 10%.

Only one Institutional Funding Partner accounted for more than 10% of the Group’s total funding cost for the year ended December 31, 2015. However, there was no Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group’s total funding cost for the years ended December 31, 2016 and 2017, respectively. There was no Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group’s Funding Debts as of December 31, 2016 and 2017, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all existing revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP. In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU will be effective for the Group beginning the first quarter of 2019. The Group is currently in the process of assessing and quantifying the impact on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance will impact the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified the need for a valuation allowance on deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities not under the fair value option is largely unchanged. The standard is effective for the Group beginning the first quarter of 2019. The Group does not expect a material impact to the consolidated financial statements due to the adoption of this standard.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. ASU 2016-02 is effective for the Group beginning the first quarter of 2020. The Group is currently evaluating the impact ASU 2016-02 will have on the Group’s consolidated financial statements, but expects that most existing operating lease commitments will be recognized as operating lease obligations and right-of-use assets as a result of adoption.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which will be effective for the Group on January 1, 2021. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which the Group is required to recognize an allowance based on its estimate of expected credit loss. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 provides guidance for targeted changes with respect to how cash receipts and cash payments are classified in the statements of cash flows, with the objective of reducing diversity in practice. ASU 2016-15 is effective for the Group beginning the first quarter of 2019. The Group does not expect a material impact to the consolidated financial statements due to the adoption of this guidance.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This ASU affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update will become effective for the Group beginning the first quarter of 2019. The Group is currently evaluating the impact of this guidance on its Consolidated Statements of Cash Flows.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This ASU clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. The standard is effective for the Group beginning the first quarter of 2019. The Group does not expect a material impact to the consolidated financial statements due to the adoption of this standard.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features. II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. This ASU affects all entities that issue financial instruments (for example, warrants or convertible instruments) that include down round features. Part I of this ASU relates to the recognition, measurement, and earnings per share of certain freestanding equity-classified financial instruments that include down round features affect entities that present earnings per share in accordance with the guidance in Topic 260, Earnings Per Share, while in Part II does not have an accounting effect. The Group does not expect this standard to have a material impact to the consolidated financial statements.